Allspring Mid Cap Value Portfolio Investment Strategy - Allspring Mid Cap Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Allspring Global Investments, LLC (“Allspring Investments” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap® Value Indexat the time of investment. The market capitalization range of the Russell Midcap Value Index was approximately $144.9 million to $88.9 billion as of December 31, 2025, and is expected to change frequently. The Portfolio may invest in real estate investment trusts. Allspring Investments looks for undervalued companies that it believes have the potential for above average capital appreciation with below average risk. Rigorous fundamental research drives Allspring Investments’ search for companies with favorable reward-to-risk ratios and that possess a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. Allspring Investments regularly reviews the investments of the Portfolio and may sell a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or Allspring Investments identifies a more attractive investment opportunity. Allspring Investments may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Portfolio’s performance.